Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000
Previously Paid Amount	0.00
Total Fee Amount	17.61
Total Offset Amount	0.00
Net Fee	17.61
Narrative - Max Aggregate Offering Price	$ 115,000
Final Prospectus	true